Retirement benefits	12 Months Ended
Dec. 31, 2017
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Retirement benefits

25. Retirement benefits

UK

Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue and Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.

The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.

Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Company meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling £31m at 31 December 2017 (see note 15) is currently held as security on behalf of the remaining members.

US

The Group also maintains the following US-based defined benefit plans: the funded Inter-Continental Hotels Pension Plan (the Plan), unfunded Inter-Continental Hotels Non-qualified Pension Plans and unfunded Inter-Continental Hotels Corporation Postretirement Medical, Dental, Vision and Death Benefit Plan. All plans are closed to new members. In respect of the Plan, an Investment Committee has responsibility for the oversight and management of the Plan’s assets, which are held in a separate trust. The Committee comprises senior Company employees and is assisted by professional advisers as and when required.

During 2016, the Group made a funding contribution of $32m to the Plan which enabled it to achieve full funding. The assets of the Plan were subsequently invested in liability-matching assets. In November 2017, the Company received approval from the Internal Revenue Service to proceed with a plan termination and distribution of the assets from the Plan in 2018. This will involve certain members being offered lump-sum payments with remaining plan interests subject to the expected purchase of annuity contracts.

During 2015, the Group made a lump sum cash-out offer to the terminated vested members of the Inter-Continental Hotels Pension Plan. Members accepting the offer received lump sum cash payments totalling $11m on 1 November 2015.

Other

The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US; there is no material difference between the pension costs of, and contributions to, these schemes.

In respect of the defined benefit plans, the amounts recognised in the Group income statement, in ‘administrative expenses’, are:

	Pension plans
	UK			US			US Post-employment benefits			Total
	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m	2017 $m	2016 $m	2015 $m
Net interest expense	1	1	1	2	2	3	1	1	1	4	4	5
Administration costs	—	—	1	1	1	1	—	—	—	1	1	2
Settlement gain	—	—	—	—	—	(2)	—	—	—	—	—	(2)

Operating profit	1	1	2	3	3	2	1	1	1	5	5	5

The settlement gain in 2015 resulted from the partial cash-out of the US Inter-Continental Hotels Pension Plan and comprised the difference between the accounting value of the liabilities extinguished and the amount of the lump sum payments.

Re-measurement gains and losses recognised in the Group statement of comprehensive income are:

	2017			2016			2015
	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m	Plan assets $m	Plan obligations $m	Total $m
Return on plan assets (excluding amounts included in interest)	9	—	9	—	—	—	(7)	—	(7)
Actuarial gains and losses arising from changes in:
Demographic assumptions	—	1	1	—	6	6	—	5	5
Financial assumptions	—	(9)	(9)	—	(11)	(11)	—	10	10
Experience adjustments	—	(2)	(2)	—	1	1	—	2	2
Change in asset restriction (excluding amounts included in interest)	(3)	—	(3)	—	—	—	3	—	3

Other comprehensive income	6	(10)	(4)	—	(4)	(4)	(4)	17	13

The assets and liabilities of the schemes and the amounts recognised in the Group statement of financial position are:

	Pension plans
	UK		US		US Post-employment benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Retirement benefit assets
Fair value of plan assets	—	—	152	—	—	—	152	—
Present value of benefit obligations	—	—	(146)	—	—	—	(146)	—
Surplus in schemes	—	—	6	—	—	—	6	—
Asset restriction	—	—	(3)	—	—	—	(3)	—

Total retirement benefit assets	—	—	3	—	—	—	3	—

Retirement benefit obligations
Fair value of plan assets	—	—	—	148	—	—	—	148
Present value of benefit obligations	(29)	(27)	(51)	(195)	(24)	(22)	(104)	(244)

Total retirement benefit obligations	(29)	(27)	(51)	(47)	(24)	(22)	(104)	(96)

Total fair value of plan assets	—	—	152	148	—	—	152	148

Total present value of benefit obligations	(29)	(27)	(197)	(195)	(24)	(22)	(250)	(244)

Assumptions

The principal financial assumptions used by the actuaries to determine the benefit obligations are:

	Pension plans
	UK			US			US Post-employment benefits
	2017%	2016%	2015%	2017%	2016%	2015%	2017%	2016%	2015%
Pensions increases	3.2	3.3	3.2	—	—	—	—	—	—
Discount rate	2.6	2.7	4.0	3.3	3.7	3.9	3.3	3.8	3.9
Inflation rate	3.2	3.3	3.2	—	—	—	—	—	—
Healthcare cost trend rate assumed for next year:
Pre-65 (ultimate rate reached in 2025)							7.7	7.0	7.5
Post-65 (ultimate rate reached in 2024)							8.7	8.3	9.0
Ultimate rate that the cost trend rate trends to							4.5	4.5	4.5

Mortality is the most significant demographic assumption. The current assumptions for the UK are based on the S2PA ‘light’ year of birth tables with projected mortality improvements using the CMI_2016 model and a 1.25% per annum long-term trend with age rated down by 0.7 and 2.3 years for pensioners and 0.5 and 2.6 years for non-pensioners, male and female respectively. In the US, the current assumptions are based on the RP-2014 Employee/Healthy Annuitant Generationally Projected with Scale MP-2017 mortality tables.

In both the UK and US, the assumptions have been revised during the year to reflect life expectancy at retirement age as follows:

	Pension plans
	UK			US
	2017 Years	2016 Years	2015 Years	2017 Years	2016 Years	2015 Years
Current pensioners at 65[a] — male	24	24	26	21	21	21
— female	26	26	29	23	23	23
Future pensioners at 65[b] — male	25	25	28	22	22	23
— female	28	28	31	24	24	25

[a]	Relates to assumptions based on longevity (in years) following retirement at the end of the reporting period.
[b]	Relates to assumptions based on longevity (in years) relating to an employee retiring in 2037.

The assumptions allow for expected increases in longevity.

Sensitivities

Changes in assumptions used for determining retirement benefit costs and obligations may have a material impact on the income statement and the statement of financial position. The key assumptions are the pension increases, discount rate, the rate of inflation and the assumed mortality rate. The sensitivity analysis below is based on extrapolating reasonable changes in these assumptions, using year-end conditions and assuming no interdependency between the assumptions.

		UK		US
		Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m	Higher/ (lower) pension cost $m	Increase/ (decrease) in liabilities $m
Pensions increases	— 0.25% decrease	(0.1)	(1.1)	—	—
	— 0.25% increase	—	1.4	—	—
Discount rate	— 0.25% decrease	(0.1)	1.5	(0.1)	2.9
	— 0.25% increase	—	(1.4)	—	(2.7)
Inflation rate	— 0.25% increase	—	1.4	—	—
	— 0.25% decrease	(0.1)	(1.1)	—	—
Mortality rate	— One year increase	—	0.8	0.2	9.7

A one percentage point increase in assumed healthcare costs trend rate would increase the accumulated post-employment benefit obligations as at 31 December 2017 by $1.9m (2016: $1.9m, 2015: $2.0m) and a one percentage point decrease would decrease the obligations by $1.8m (2016: $1.7m, 2015: $1.8m).

Movement in benefit obligation

	Pension plans				US Post-employment
	UK		US		benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Benefit obligation at 1 January	27	27	195	202	22	21	244	250
Interest expense	1	1	7	7	1	1	9	9
Benefits paid	(1)	—	(13)	(13)	(1)	(1)	(15)	(14)
Re-measurement losses	—	4	8	(1)	2	1	10	4
Exchange adjustments	2	(5)	—	—	—	—	2	(5)

Benefit obligation at 31 December	29	27	197	195	24	22	250	244

Comprising:
Funded plans	—	—	146	145	—	—	146	145
Unfunded plans	29	27	51	50	24	22	104	99

	29	27	197	195	24	22	250	244

Movement in plan assets

	Pension plans
	UK		US		US Post-employment benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Fair value of plan assets at 1 January	—	—	148	121	—	—	148	121
Company contributions	1	—	4	36	1	1	6	37
Benefits paid	(1)	—	(13)	(13)	(1)	(1)	(15)	(14)
Interest income	—	—	5	5	—	—	5	5
Re-measurement gains	—	—	9	—	—	—	9	—
Administration costs	—	—	(1)	(1)	—	—	(1)	(1)

Fair value of plan assets at 31 December	—	—	152	148	—	—	152	148

Company payments are expected to be $9m in 2018.

The plan assets are measured at fair value and comprise the following:

	US
	2017 $m	2016 $m
Investments quoted in active markets
Investment funds: fixed income securities	150	146
Unquoted investments
Cash	2	2

	152	148

	Pension plans
	UK		US		US Post-employment benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Movement in asset restriction
Balance at 1 January	—	—	—	—	—	—	—	—
Re-measurement losses	—	—	3	—	—	—	3	—

Balance at 31 December	—	—	3	—	—	—	3	—

Estimated future benefit payments

	Pension plans				US Post-employment
	UK		US		benefits		Total
	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m	2017 $m	2016 $m
Within one year	—	—	14	14	1	1	15	15
Between one and five years	3	2	53	54	6	5	61	61
After five years	17	13	62	63	7	7	82	83
	20	15	129	131	14	13	158	159

Average duration of obligation (years)	20.5	21.0	10.3	10.3	10.4	10.2

The above table assumes a continuation of the US Inter-Continental Hotels Pension Plan.